Risk information - Foreign currency position (Details) - Currency risk kr in Millions	Dec. 31, 2018 SEK (kr) ฿ / kr $ / kr item ¥ / kr £ / kr € / kr	Dec. 31, 2017 SEK (kr) $ / kr item ¥ / kr £ / kr € / kr SFr / kr
SKR
Risk information
Exchange rate | item	1	1
Share at year-end (as a %)	94.00%	93.00%
EUR
Risk information
Exchange rate | € / kr	10.2626	9.8255
Share at year-end (as a %)	1.00%	2.00%
Currency position	kr (165)	kr (429)
USD
Risk information
Exchange rate | $ / kr	8.9674	8.1950
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr 188	kr 289
JPY
Risk information
Exchange rate | ¥ / kr	0.08120	0.07281
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (185)	kr (216)
GBP
Risk information
Exchange rate | £ / kr	11.3683	11.0704
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (133)	kr (133)
CHF
Risk information
Exchange rate | SFr / kr		0.4167
MXN
Risk information
Share at year-end (as a %)		1.00%
Currency position		kr (137)
THB
Risk information
Exchange rate | ฿ / kr	0.2755
Share at year-end (as a %)	1.00%
Currency position	kr (120)
Other
Risk information
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr 282	kr (168)
Foreign currencies
Risk information
Share at year-end (as a %)	100.00%	100.00%
Currency position	kr (133)	kr (794)
Currency positions excluding unrealized changes in fair value	kr 0	kr 6